SUMMARY OF ACCOUNTING POLICIES - Narrative (Details)		12 Months Ended
	May 06, 2021 $ / shares shares	Dec. 31, 2022 segment shares	Dec. 31, 2021 shares
Disclosure of initial application of standards or interpretations [line items]
Warrants outstanding (in shares)		27,111,323	27,111,623
Number of operating segments | segment		1
Northern Genesis Acquisition Corp.
Disclosure of initial application of standards or interpretations [line items]
Warrants outstanding (in shares)	27,111,741
Northern Genesis Acquisition Corp.
Disclosure of initial application of standards or interpretations [line items]
Warrant exercise price (in USD per share) | $ / shares	$ 11.5
Northern Genesis Acquisition Corp. | Common shares
Disclosure of initial application of standards or interpretations [line items]
Shares issued (in shares)	39,911,231
Exchange ratio	1
Northern Genesis Acquisition Corp. | Warrant
Disclosure of initial application of standards or interpretations [line items]
Shares issued (in shares)	27,111,741
Exchange ratio	1
Minimum
Disclosure of initial application of standards or interpretations [line items]
Period of guarantee for products against defects		1 year
Lease term (in years)		12 months
Maximum
Disclosure of initial application of standards or interpretations [line items]
Period of guarantee for products against defects		8 years